Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Total debt	$ 32,539	$ 29,998
Less: current portion	132	0
Total long-term debt	32,407	29,998
SIF Loan
Debt Instrument [Line Items]
Total debt	30,168	27,536
FedDev Loan
Debt Instrument [Line Items]
Total debt	$ 2,371	$ 2,462